SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Subsequent events were evaluated through the issuance date of these financial statements. There were no subsequent events other than those described below:

On July 2, 2024 the Company signed four Exchange Subscription Agreements with four of the Company’s lenders. In accordance with the terms of the Exchange Subscription Agreements, an aggregate of $500,000 of principal owed to the lenders was cancelled in exchange for the issuance of 50,453 units which include 50,453 warrants to purchase 100 shares of common stock and 50,453 shares of Series B Convertible Preferred Stock (the “Note Payables Exchange”). Each warrant has a five-year term and an exercise of $0.06 per share.

On July 31, 2024, the Company and Michaelson agreed to a Forbearance Agreement that amended the Michaelson Note Payable (the “July Michaelson Amendment”). As a result, the interest rate of the Michaelson Note was increased to 16% per annum beginning on July 1, 2024. Additionally, the principal payment schedule of the Michaelson Note was amended to as follows: a payment of $750,000 is due on or by August 30, 2024, a payment of $457,089 is due on or by September 30, 2024, and a payment of the remaining outstanding principal is due on or by November 30, 2024. The Company also agreed to pay a forbearance fee of $10,000 to Michaelson. The total outstanding principal amount of this loan as of the agreement date is $2,107,089.

On August 5, 2024 2,399,577 of Series B share rights were converted to common stock.

On August 12, 2024, the Company issued to Cavalary Fund I a promissory note for $500,000 with a 5% original issue discount of $25,000. The note matures on October 12, 2024 and has 0% interest. In conjunction with the promissory note, the Company also issued 10,000,000 warrants that can be exercised into common stock at an exercise price of $0.06. The warrant expires after 5 years.

NOTE 20 – SUBSEQUENT EVENTS

Subsequent events were evaluated through the issuance date of these financial statements. There were no subsequent events other than those described below:

Reincorporation in Nevada as Titan Environmental Solutions Inc., and Associated Effects

Effective January 10, 2024, and pursuant to an Amended and Restated Agreement and Plan of Merger (the “Reincorporation Agreement”) the Company merged with and into (the “reincorporation”), its wholly owned subsidiary Titan Environmental Solutions Inc. (“Titan”) with Titan as the surviving entity. As a result of the reincorporation the Company’s corporate name was changed from “TraQiQ, Inc.” to “Titan Environmental Solutions Inc.”. The individuals serving as the TraQiQ, Inc. executive officers and directors as of the effective time of the reincorporation continued to serve in such respective capacities with Titan following the effective time of the reincorporation.

Change in Equity Instruments and Share Authorizations

Pursuant to the Reincorporation Agreement each share of the Company’s common stock issued and outstanding immediately prior to the reincorporation was converted into one share of Titan’s common stock. Additionally, each share of the Company’s Series C Convertible Preferred Stock issued and outstanding immediately prior to the effective time of the Reincorporation Merger was converted into one share of Series A Convertible Preferred Stock of Titan (the “Series A Preferred Stock”), which has substantially the same rights and preferences as the Series C Preferred Stock. Each of the Company’s Series A Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series A Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series A Rights to Receive Common Stock. Each of the Company’s Series B Right to Receive Common Stock issued and outstanding immediately prior to the reincorporation was converted into one Series B Right to Receive Common Stock of Titan, which has substantially the same rights and preferences as the Company’s original Series B Rights to Receive Common Stock.

As a result of the reincorporation, all the Company’s outstanding warrants were assumed by Titan and now represent warrants to acquire shares of Titan’s common stock. The reincorporation increased the authorized capital stock of the Company 425,000,000 shares, of which 400,000,000 shares are designated as common stock, par value $0.0001 per share, and 25,000,000 shares of “blank check” preferred stock, par value $0.0001 per share, of which 630,900 shares were designated “Series A Convertible Preferred Stock”. Due to the reincorporation the Company also adopted the “Titan Environmental Solutions Inc. 2023 Equity Incentive Plan”.

Authorization of Reverse Stock Split

Pursuant to the terms of the Reincorporation Agreement the Titan board of directors was authorized to effect a reverse stock split (the “Reverse Stock Split”) on the basis of one new share of Titan common stock for up to 50 shares of old Titan common stock, at the discretion of the Titan board of directors, at any time prior to the first anniversary of the effective date of the reincorporation. The Titan board of directors shall amend the articles of incorporation of Titan to reduce the number of authorized shares of common stock to a number of shares, as determined by the Titan board of directors, that is not less than 110% of the number of outstanding shares of common stock on a fully-diluted basis after giving effect to the Reverse Stock Split.

Change in Trading Symbol of Common Stock

Following the reincorporation and effective January 16, 2024, the Company’s trading name was changed from TraQiQ, Inc. to Titan Environmental Solutions Inc. Additionally, the trading symbol of its common stock changed from “TRIQ” to “TESI”.

Exchange of Prefunded Warrants (Share Rights) for Common Stock

On January 23, 2024, 100,000 of the Company’s Series A Rights were exercised. As a result, the Company issued 100,000 shares of common stock.

Between January 17, 2024 and January 29, 2024, 10,152,269 of the Company’s Series B Rights were exercised. As a result, the Company issued 10,152,269 shares of common stock.

Issuance of Related Party Convertible Note Payable

On February 28, 2024, the Company issued a convertible note payable to a Director. The note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $62,500. The note also was issued with an original issue discount of $12,500. The note contains a “mandatory conversion” feature requiring that in the event the Company completes a change in control transaction and in connection to that transaction, the holder of another note held by the Company converts their note into equity securities of the Company, the note with the mandatory conversion feature shall automatically convert into the same equity securities. The note also contains a “rollover rights” conversion feature that enables the holder to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

Issuance of Related Party Note Payable

On February 23, 2024, the Company issued a note payable to Glen Miller, the Company’s Chief Executive Officer. The note has a principal amount of $55,000 and an original issue discount of $5,000. The note is non-interest bearing and matures on June 30, 2024. The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days.

On February 23, 2024, the Company issued a note payable to a related party. The note has a principal amount of $55,000 and an original issue discount of $5,000. The note is non-interest bearing and matures on June 30, 2024. The note also has a provision requiring a late fee of 10% of the note’s principal in the event the Company defaults on repayment by more than thirty (30) days.

Issuance of Convertible Note Payables

On February 28, 2024, the Company issued a convertible note payable (the “February 2024 Note). The February 2024 Note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $62,500. The note also was issued with an original issue discount of $12,500.

On March 7, 2024, the Company issued a convertible note payable (the “March 2024 Note”). The note has a maturity date of August 31, 2025, an annual interest rate of 11%, and a principal balance of $125,000. The note also was issued with an original issue discount of $25,000.

The February 2024 Note and the March 2024 Note both contain a “mandatory conversion” feature requiring that in the event the Company completes a change in control transaction and in connection to that transaction, the holder of another note held by the Company converts their note into equity securities of the Company, the note with the mandatory conversion feature shall automatically convert into the same equity securities. The February 2024 Note and March 2024 Note both also contain a “rollover rights” conversion feature that enables the holder to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

Designation of Series A and Series B Preferred Stock

As of January 4, 2024, the Company’s board of directors designated a series of Preferred Stock consisting of 630,900 shares that were designated Series A Convertible Preferred Stock (“Series A Preferred Stock”). The rights related to the Series A Preferred Stock are virtually identical to the rights related to the Company’s common stock, except that each share of Series A Preferred Stock is convertible into 100 shares of Common Stock and the shares of Series A Preferred Stock vote together with the Common Stock on all matters submitted for a vote to our common stockholders on an as-converted basis.

As of April 3, 2024, the Company’s board of directors designated a series of Preferred Stock consisting of 1,360,000 shares that were designated Series B Convertible Preferred Stock (“Series B Preferred Stock”).

The Series B Preferred Stock ranks senior to the Series A Preferred Stock with respect to dividend rights and rights on the distribution of assets upon liquidation, dissolution and winding up. Holders of Series B Preferred Stock are entitled to receive dividends accruing on a daily basis in arrears at the rate of 10% per annum, or after the occurrence and during the continuance of a Triggering Event (as defined in the Certificate of Designations, as amended (the “Amended Certificate of Designation”)), 15% per annum, based on a 360 day year and the stated value of the Series B Preferred Stock of $10.00 per share (the “Stated Value”). The Company may, at its option, upon not less than ten (10) days nor more than sixty (60) days’ written notice, redeem the then issued and outstanding shares of Series B Preferred Stock, in whole or in part, at any time or from time to time, for cash at a redemption price of 130% of the Stated Value per share of Series B Preferred Stock, plus any accumulated and unpaid dividends thereon to, but not including, the date fixed for redemption. Upon the occurrence of a Mandatory Redemption Event (as defined in the Amended Certificate of Designation), the Company will be required to redeem all of the then issued and outstanding shares of Series B Preferred Stock. The holders of the Series B Preferred Stock may elect to convert the Series B Preferred Stock into shares of Common Stock, at the applicable conversion rate (subject to certain adjustments), at any time, which right is subject to the Beneficial Ownership Limitation (as defined in the Amended Certificate of Designation). Subject to certain terms, the Company has the right to require that each holder of Series B Preferred Stock mandatorily convert all or any portion of their Series B Preferred Stock. A holder of outstanding shares of Series B Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series B Preferred Stock held by such the Holder are convertible on any matter presented to the Company’s stockholders, except as required by law or as specifically set forth in the Amended Certificate of Designation. In the event of a liquidation, dissolution or winding up of the Company, each holder of Series B Preferred Stock is entitled to receive out of the Company’s assets before any payment or distribution shall be made to the holders of any Junior Securities (as defined in the Amended Certificate of Designation), the greater of (i) an amount per share equal to the sum of (x) the Stated Value and (y) any unpaid dividends, and (ii) the same amount that a holder of Common Stock would receive on an as-converted basis.

Warrants and Securities Purchase Agreement

On January 5, 2024, the Company received $650,000 from three investors in exchange for preferred stock and warrants. The first investor received 916,667 warrants, the second investor received 666,667 warrants, and the third investor received 1,166,667 warrants. Each warrant has an exercise price of $0.06 per share and requires the Company to keep in reserve for issuance a number of common stock shares equal to 125% of the shares necessary to be issued in the event that the warrant is exercised. Each warrant also expires five years following the issuance date. The Company issued the warrants to their respective investors on January 5, 2024, but as of filing, the preferred stock remained unissued.

On April 5, 2024, the Company and an investor conducted a first closing under a Securities Purchase Agreement (the “SPA”). Under the terms of the SPA the investor is to receive 50,000 shares of the Company’s Series B Preferred Stock and 5,000,000 warrants in exchange for consideration of $500,000. Each warrant has an exercise price of $0.06 per share and requires the Company to keep in reserve for issuance a number of common stock shares equal to 125% of the shares necessary to be issued in the event that the warrant is exercised. Each warrant also expires five years following the issuance date.

Forbearance of Michaelson Note

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. In exchange for such extension and forbearance, the Company agreed to: 1) pay $600,000 to Michaelson upon the closing of the acquisition of Standard Waste Services, LLC -- $500,000 will be repayment of principal and $100,000 will be a fee for the forbearance (payable $50,000 in cash and $50,000 in Series B Preferred Stock), 2) any new debt incurred by the Company shall be subordinated to the Michaelson Note, and 3) Michaelson is to receive 25% of the net proceeds on any capital raised greater than $6.0 million (Note 9 – Notes Payable).